Net Income Per Limited Partner Unit And Distributions (Schedule Of Distributions Made To Partners) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Partners' Capital and Distributions [Line Items]
Total Cash	$ 103,537,000	[1]	$ 64,011,000	$ 49,699,000
February 12, 2013 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Dec. 31, 2012
Per Unit Distribution, Paid	$ 0.51
Total Cash	25,100,000
Total Distribution	29,400,000
November 9, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Sep. 30, 2012
Per Unit Distribution, Paid	$ 0.51
Total Cash	25,100,000
Total Distribution	29,200,000
August 10, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Jun. 30, 2012
Per Unit Distribution, Paid	$ 0.50
Total Cash	24,300,000
Total Distribution	28,200,000
May11, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Mar. 31, 2012
Per Unit Distribution, Paid	$ 0.50
Total Cash	21,500,000
Total Distribution	25,400,000
February 10, 2012 [Member].
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Dec. 31, 2011
Per Unit Distribution, Paid	$ 0.49
Total Cash	20,700,000
Total Distribution	24,400,000
November 10, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Sep. 30, 2011
Per Unit Distribution, Paid	$ 0.48
Total Cash	18,100,000
Total Distribution	21,600,000
August 12, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Jun. 30, 2011
Per Unit Distribution, Paid	$ 0.46
Total Cash	16,800,000
Total Distribution	19,900,000
May 13, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Mar. 31, 2011
Per Unit Distribution, Paid	$ 0.44
Total Cash	14,800,000
Total Distribution	17,700,000
February 11, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Attributable to the Quarter Ended	Dec. 31, 2010
Per Unit Distribution, Paid	$ 0.43
Total Cash	14,300,000
Total Distribution	14,300,000
Limited Partner [Member] | February 12, 2013 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	21,000,000
PIK Value to Class C unitholders	3,700,000
Limited Partner [Member] | November 9, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	21,000,000
PIK Value to Class C unitholders	3,500,000
Limited Partner [Member] | August 10, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	20,600,000
PIK Value to Class C unitholders	3,400,000
Limited Partner [Member] | May11, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	18,200,000
PIK Value to Class C unitholders	3,400,000
Limited Partner [Member] | February 10, 2012 [Member].
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	17,900,000
PIK Value to Class C unitholders	3,200,000
Limited Partner [Member] | November 10, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	15,800,000
PIK Value to Class C unitholders	3,100,000
Limited Partner [Member] | August 12, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	15,200,000
PIK Value to Class C unitholders	2,900,000
Limited Partner [Member] | May 13, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	13,700,000
PIK Value to Class C unitholders	2,700,000
Limited Partner [Member] | February 11, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	13,400,000
General Partner [Member] | February 12, 2013 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	4,100,000
PIK Value to Class C unitholders	600,000
General Partner [Member] | November 9, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	4,100,000
PIK Value to Class C unitholders	600,000
General Partner [Member] | August 10, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	3,700,000
PIK Value to Class C unitholders	500,000
General Partner [Member] | May11, 2012 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	3,300,000
PIK Value to Class C unitholders	500,000
General Partner [Member] | February 10, 2012 [Member].
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	2,800,000
PIK Value to Class C unitholders	500,000
General Partner [Member] | November 10, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	2,300,000
PIK Value to Class C unitholders	400,000
General Partner [Member] | August 12, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	1,600,000
PIK Value to Class C unitholders	200,000
General Partner [Member] | May 13, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	1,100,000
PIK Value to Class C unitholders	200,000
General Partner [Member] | February 11, 2011 [Member]
Partners' Capital and Distributions [Line Items]
Total Cash Distribution, Paid	$ 900,000

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.